Income from operations - Agreed fees (Detail) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income from operations - Text Details (Detail) [Line Items]
Auditor's remuneration for audit services		€ 14.4	€ 12.2	€ 17.9
Audit-related fees	[1]	0.7	1.0	1.5
Total auditor's remuneration		15.1	13.2	19.4
Consolidated financial statements [Member]
Income from operations - Text Details (Detail) [Line Items]
Auditor's remuneration for audit services		11.8	9.6	13.4
Other services [Member]
Income from operations - Text Details (Detail) [Line Items]
Audit-related fees		0.3	0.6	0.8
Statutory financial statement [Member]
Income from operations - Text Details (Detail) [Line Items]
Auditor's remuneration for audit services		2.6	2.6	4.5
Sustainability assurance [Member]
Income from operations - Text Details (Detail) [Line Items]
Audit-related fees		0.4	0.4	0.7
EY Network [Member]
Income from operations - Text Details (Detail) [Line Items]
Auditor's remuneration for audit services		6.0	5.0	8.9
Audit-related fees	[1]	0.2	0.4	0.7
Total auditor's remuneration		6.2	5.4	9.6
EY Network [Member] | Consolidated financial statements [Member]
Income from operations - Text Details (Detail) [Line Items]
Auditor's remuneration for audit services		3.4	2.4	4.4
EY Network [Member] | Other services [Member]
Income from operations - Text Details (Detail) [Line Items]
Audit-related fees		0.2	0.4	0.7
EY Network [Member] | Statutory financial statement [Member]
Income from operations - Text Details (Detail) [Line Items]
Auditor's remuneration for audit services		2.6	2.6	4.5
EY NL [Member]
Income from operations - Text Details (Detail) [Line Items]
Auditor's remuneration for audit services	[2]	8.4	7.2	9.0
Audit-related fees	[1],[2]	0.5	0.6	0.8
Total auditor's remuneration	[2]	8.9	7.8	9.7
EY NL [Member] | Consolidated financial statements [Member]
Income from operations - Text Details (Detail) [Line Items]
Auditor's remuneration for audit services	[2]	8.4	7.2	9.0
EY NL [Member] | Other services [Member]
Income from operations - Text Details (Detail) [Line Items]
Audit-related fees	[2]	0.1	0.2	0.1
EY NL [Member] | Sustainability assurance [Member]
Income from operations - Text Details (Detail) [Line Items]
Audit-related fees	[2]	€ 0.4	€ 0.4	€ 0.7

[1]	Also known as Assurance fees
[2]	Ernst & Young Accountants LLP